Derivative Instruments and Hedging Activities - Derivative Instruments Not Designated as Hedging Instruments (Detail) - Derivatives Not Designated as Hedges [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign Exchange Forward Contracts [Member] | Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments	$ (1.8)	$ 10.6	$ (11.0)
Reverse Treasury Lock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments	$ 12.0